Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Property and equipment useful lives

Useful Life
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives
Electronic devices	3-5 years
Office equipment, fixtures and furniture	3-5 years
Automobile	3-5 years
Computer and network equipment	3-5 years

Schedule of Intangible assets useful lives

Useful Life
Licensed software	5 years
Capitalized development cost	5 years
Platform development	5 years
Customer relationship	4 years
Land use right	40 years

Schedule of noncontrolling interests

	December 31,	December 31,
	2022	2021

Infobird Guiyang	$(225,387)	$(73,283)
Infobird Anhui	(167)	(12)
Shanghai Qishuo	150,117	923,447
Total	$(75,437)	$850,152